CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 5  — CONVERTIBLE NOTES PAYABLE

May 2011 Convertible Note

On May 19, 2011, the Company entered into a convertible promissory note (the “May 2011 Convertible Note”) whereby the Company borrowed principal advances in the amount of up to $15 million with MB Technology Holdings, LLC (“MBTH”) (subject to increase by mutual agreement). The loan was payable on final maturity, May 19, 2016, or earlier demand, and was convertible, at MBTH’s option, into shares of the Company at a price of $26.25 per share. Interest was payable semi-annually in cash or shares, at the Company’s option, at the rate of 8% per year. Additionally, a facility fee of 2% was payable by the Company at maturity. The loan facility was secured against substantially all of the assets of the Company.

As of December 31, 2012, the Company had drawn down $17.2 million of principal balance under the May 2011 Convertible Note. The Company drew down an additional $450,000 on the May 2011 Convertible Note with MBTH from January 1, 2013 through January 16, 2013 to finance operating activities of the Company. As of December 31, 2012 the Company had accrued interest and fees under the May 2011 Convertible Note of $1.1 million and the Company accrued additional interest and fees of $266,000 from January 1, 2013 through January 16, 2013.

On January 16, 2013, the Company entered into several agreements as part of negotiations to induce MBTH to convert $15.0 million of the principal balance under the May 2011 Convertible Loan. As part of these negotiations, the Company entered into Amendment Number 1 to the May 2011 Convertible Loan Facility whereby the Company modified the conversion price on the May 2011 Convertible Loan from $26.25 to $13.30 (the “Modified Strike Price”). In addition, the Company agreed to issue MBTH 142,857 common shares upon the exercise in full of MBTH’s conversion rights, termination of the May 2011 Shareholder Loan and the discharge of all MBTH’s collateral over the Company’s assets.

The Company agreed to modify the exercise price on two options representing 571,428 underlying common shares granted to MBTH under the February 2011 Convertible Loan from $17.50 with respect to an option for 285,714 underlying shares and $35.00 with respect to an option for 285,714 common shares to the Modified Strike Price of $13.30. The Company also agreed to compensate MBTH for funding and other costs assumed by MBTH by issuing MBTH 16,474 common shares at the Modified Strike Price for the difference between the interest rate of 8% that the Company owed to MBTH under the May 2011 Convertible Loan and the interest rate of 9.5% that MBTH pays to investors for monies raised by MBTH.

The Company agreed to grant MBTH a warrant to subscribe for 42,857 common shares (the “42,857 Warrant”) with an exercise price of $0.35 per share. The 42,857 Warrant is contingent upon shareholders of MBTH electing to exercise a warrant issued to them by MBTH (the “MBTH Warrant”) in xG Technology, Inc. common shares. If the MBTH shareholder elect not to exercise the MBTH Warrant or they elect to exercise a portion or all of the MBTH Warrant into shares of MBTH, a proportionate number of common shares under the 42,857 Warrant will be issued to MBTH.

The Company agreed to award MBTH an option for 142,857 common shares with an exercise price equal to $8.75 per share.

On January 16, 2013, in consideration of the terms above, MBTH gave the Company notice to its intention to exercise the conversion rights on the 2011 Convertible Loan. On March 26, 2013, the Company issued 1,127,819 common shares to MBTH in consideration of the conversion rights under the May 2011 Convertible Note to convert the principal balance of $15.0 million principal balance into common shares at $13.30 per share, and 142,857 common shares were issued for the discharge of MBTH’s collateral over the Company’s assets. The additional consideration described above was considered an induced conversion of the 2011 Convertible Loan. The Company recorded debt inducement for the differential in the value of securities issued to the debt holder under the original terms compared to the value of securities issued to the debt holder under the amended terms. Additionally, the modification of options were accounted for as debt inducement based upon the valuation of the option immediately prior to the amendment compared to the value of the option with the amended terms. As a result of the modified terms, the Company recorded debt inducement of $14.1 million during the six months ended June 30, 2013. The inducement was recorded as a reduction to additional paid in capital as MBTH is a related party.

The Company agreed to award MBTH a 3% cash success fee if MBTH arranges additional financing for the Company by a third party (other than the Bridge Loan as defined below) or arranges a merger, consolidation or sale by the Company of substantially all of the assets to a third party.

Bridge Loan

Under a subscription agreement and convertible promissory note (the “Bridge Loan”) between the Company and MBTH dated January 16, 2013, MBTH committed to advance to the Company $5 million as part of a new convertible bridge loan for up to an aggregate of $10 million. The Bridge Loan was issued to refinance principal advances under the May 2011 Convertible Loan in excess of $15 million, all accrued interest and fees under the May 2011 Convertible Loan and for general corporate purposes including; additional working capital and product development. On January 16, 2013, the Company refinanced principal of $2,648,000 and accrued interest of fees of $1,393,000 under the May 2011 Convertible Note for a beginning principal balance of $4,041,000 under the Bridge Loan.

The Bridge Loan is for a term of one year and is convertible, at each loan note holder’s option, into common shares at any time prior to final maturity at $5.225 (95% of $5.50, the price of the Company’s initial public offering completed on July 19, 2013) . Interest is payable at 20% per annum, semi-annually in cash or shares, at the option of each loan note holder. The Bridge Loan may be prepaid by the Company in whole (or in part), subject to payment of a minimum of six months’ interest if prepaid within the first six months. The Company may redeem 50% of the Bridge Loan without prepayment penalty by forcing a conversion into shares, provided that the shares are marginable and freely tradable on a liquid exchange, and provided further that, if such forced conversion is effected within six months from the date of the Bridge Loan, then the Company shall pay six month’s interest on the unpaid and unconverted principal balance of the Bridge Loan immediately before such forced conversion (such interest being payable in cash or shares, at the option of each loan note holder).

For every $350 of principal amount of Bridge Loan advanced by a loan note holder, the loan note holder will be issued a warrant for one share with an exercise price of $0.35 per share. The warrants are exercisable for a period of five years from issue. The Company recorded a debt discount of approximately $336,000, against additional paid in capital to bifurcate the value ascribed to the warrant issued in combination with the Bridge Loan. See Note 9 -Equity. The debt discount will be accreted over the debt term of one year and resulted in accretion to interest expense of $119,000 during the six months ended June 30, 2013.

From January 16, 2013 through June 30, 2013, the Company received additional principal advances of $4,224,000 under the Bridge Loan for a total principal balance at June 30, 2013 of $8,265,000. As of June 30, 2013, the outstanding principal loan balance of $8,048,000, net of the $217,000 debt discount, is reflected in the balance sheet as $1,577,000 convertible bridge loan payable and $6,471,000 convertible bridge loan payable to related party which is net of the debt discount).

The Company agreed to pay an origination fee of 5% to note holders five days after closing as defined in the Bridge Loan. The Company deferred the loan origination fee and will amortize it to interest expense on a straight line basis over the one year term of the debt agreement. The origination fee of $413,000 and the interest accrual of $569,000 are recorded under accrued interest and fees as of June 30, 2013 and are reflected in the balance sheet as $79,000 accrued interest and fees and $904,000 accrued interest and fees to related parties. During the six months ended June 30, 2013, the Company amortized $152,000 of the loan origination fee included in other current assets (See Note 10 - Subsequent Events).

Treco

On October 6, 2011, the Company entered into a convertible promissory note (the “$2 million Convertible Note”) in favor of Treco International, S.A. (“Treco”), a related party, as part of the settlement compensation to Treco for terminating the infrastructure agreement. The $2 million Convertible Note is payable on final maturity, October 6, 2018 and is convertible, at Treco’s option, into common shares of the Company at a price of $35.00 per share. Interest at the rate of 9% per year is payable semi-annually in cash or shares, at the Company’s option. As of June 30, 2013, $2 million of principal balance was outstanding under the $2 million Convertible Note. The accrued interest at June 30, 2013 was $42,000 and is reflected in the balance sheet as accrued interest and fees to related parties. By way of payment of interest that had accrued and was due May 1, 2013, we issued to Treco 6,923 new shares on May 7, 2013.

6 — CONVERTIBLE NOTES PAYABLE

On July 6, 2010, the Company entered into a convertible promissory note (the “$1.5 million Convertible Note”) whereby the Company borrowed principal advances in the amount of $1.5 million from MB Technology Holdings, LLC (“MBTH”), a related party, with a maturity date of January 7, 2012. The $1.5 million Convertible Note was repayable at maturity or, in the event of an equity fund raising prior to maturity, convertible, at MBTH’s option, into shares in the Company at a price per share equivalent to the price paid by investors in such a capital raise. The note bore interest at a rate of 8% per year and was payable at maturity. Additionally, a facility fee of 2% was payable by the Company at maturity. The loan facility is secured against substantially all of the assets of the Company.

On October 8, 2010, the Company entered into a convertible promissory note (the “$3.5 million Convertible Note”) whereby the Company borrowed principal advances in the amount of $3.5 million from MBTH. The $3.5 million Convertible Note was payable at maturity, April 7, 2012, on demand of MBTH or, in the event of an equity fund raising prior to maturity or demand, convertible, at MBTH's option, into shares at a price per share equivalent to the price paid by investors in such a capital raise, subject to a minimum of $8.75 per share and a maximum of $11.90 per share. The loan facility is secured against substantially all of the assets of the Company.

On February 8, 2011, the outstanding principal balance of $5.0 million under the $1.5 million Convertible Note and $3.5 million Convertible Note and all accrued interest and fees of $500,000 were refinanced through a new $10 million convertible promissory note (the “February 2011 Convertible Note”) with MBTH. Under the February 2011 Convertible Note the Company borrowed principal advances in the amount of up to $10 million with a maturity date of August 7, 2012. Interest under the February 2011 Convertible Note was payable at maturity at the rate of 8% per annum, compounded monthly. Additionally, a facility fee of 2% was payable by the Company at maturity. The loan facility was secured against substantially all of the assets of the Company. The February 2011 Convertible Note was payable at maturity or earlier demand of MBTH and was convertible, at MBTH’s option, into shares at a price of:

a.
$8.75 per share provided that shareholders not affiliated or acting in concert with MBTH who hold the requisite majority of voting rights consented to the waiver of the mandatory take-over provisions of the Company’s Amended and Restated Certificate of Incorporation, or failing which;

b.	$3.50 per share subject to MBTH making a take-over offer of $3.50 per share to the holders of the Company’s shares not held by MBTH.

On March 10, 2011, the waiver specified in the financing arrangement was received and the conversion price was fixed at $8.75.

In connection with the $10 million Convertible Note, the Company issued MBTH options to subscribe for 285,714 new shares of the Company at an exercise price of $17.50 per share and an additional 285,714 new shares of the Company at an exercise price of $35.00 per share subject to the grant not triggering the Company’s mandatory take-over provisions. Please see the Subsequent Event footnote for modification of the exercise prices. The options are exercisable for a period of five years following the grant. The Company recorded a debt discount of approximately $1.9 million for the value ascribed to the options issued in connection with the February 2011 Convertible Note using the following Black-Scholes inputs:

	February 8, 2011
Number of shares underlying the Options	285,714	285,714
Exercise price	$17.50	$35.00
Volatility	151%	151%
Risk-free interest rate	2.39%	2.39%
Expected dividend yield	0%	0%
Expected term (years)	5	5

The accretive interest recorded for the year ended December 31, 2011 is approximately $0.5 million. Upon conversion of the February 2011 Convertible Note, the Company recorded the remaining debt discount of approximately $1.5 million against additional paid in capital in accordance with GAAP.

On June 23, 2011, MBTH exercised its conversion right under its February 2011 Convertible Note and the principal balance of $9.0 million along with the accrued interest and fees of $1.0 million for a total of $10 million were converted into equity at $8.75 per share. Accordingly, the Company issued 1.142.857 shares to MBTH.

On May 19, 2011, the Company entered into a convertible promissory note (the “May 2011 Convertible Note”) whereby the Company borrowed principal advances in the amount of up to $15 million with MBTH (subject to increase by mutual agreement). The loan is payable on final maturity, May 19, 2016, or earlier demand, and is convertible, at MBTH’s option, into shares of the Company at a price of $26.25 per share. Interest is payable semi-annually in cash or shares, at the Company’s option, at the rate of 8% per year. Additionally, a facility fee of 2% is payable by the Company at maturity. The loan facility is secured against substantially all of the assets of the Company. On August 11, 2011 $1.6 million of accrued interest and fees due MBTH was converted into shares and accordingly the Company issued 111,511 shares to MBTH. As of December 31, 2012, the Company had drawn down $17.2 million of principal balance under the May 2011 Convertible Note. The accrued interest at December 31, 2012 was $1.1 million.

On October 6, 2011, the Company entered into a convertible promissory note (the “$2 million Convertible Note”) in favor of Treco International, S.A. (“Treco”), a related party, as part of the settlement compensation to Treco for terminating the infrastructure agreement. The loan is payable on final maturity, October 6, 2018 and is convertible, at Treco’s option, into common shares of the Company at a price of $35.00 per share. Interest at the rate of 9% per year is payable semi-annually in cash or shares, at the Company’s option. As of December 31, 2012, $2 million of principal balance was outstanding under the $2 million Convertible Note. The accrued interest at December 31, 2012 was $42,000.